Basis of presentation - Summary of Foreign Exchange Rates (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign exchange rates [abstract]
Closing foreign exchange rate	0.96256	0.90498	0.93756
Average foreign exchange rate	0.92417	0.9246	0.94888